Annual Operating Expenses {- Fidelity Tactical Bond ETF} - NF_08.31 Fidelity Tactical Bond ETF_Pro-01 - Fidelity Tactical Bond ETF - Fidelity Tactical Bond ETF	Jan. 13, 2023
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.55%

[1]	(a)Based on estimated amounts for the current fiscal year.